Schedule of investments
Delaware Ivy Securian Real Estate Securities Fund
June 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.86%
REIT Healthcare — 8.31%
Healthpeak Properties	75,800	$ 1,963,978
Ventas	173,325	8,914,105
Welltower	158,700	13,068,945
		23,947,028
REIT Hotel — 3.81%
Host Hotels & Resorts	309,359	4,850,749
Park Hotels & Resorts	211,100	2,864,627
Pebblebrook Hotel Trust	73,600	1,219,552
RLJ Lodging Trust	184,200	2,031,726
		10,966,654
REIT Industrial — 13.72%
Duke Realty	159,000	8,737,050
First Industrial Realty Trust	73,600	3,494,528
Prologis	209,940	24,699,441
Rexford Industrial Realty	44,900	2,585,791
		39,516,810
REIT Information Technology — 13.82%
American Tower	25,109	6,417,609
Digital Realty Trust	83,900	10,892,737
Equinix	28,159	18,501,026
SBA Communications	12,500	4,000,625
		39,811,997
REIT Mall — 3.69%
Simon Property Group	111,974	10,628,572
		10,628,572
REIT Manufactured Housing — 3.21%
Equity LifeStyle Properties	42,700	3,009,069
Sun Communities	39,100	6,230,976
		9,240,045
REIT Multifamily — 15.52%
AvalonBay Communities	60,339	11,720,851
Camden Property Trust	37,800	5,083,344
Equity Residential	121,079	8,744,325
Essex Property Trust	30,000	7,845,300
Mid-America Apartment Communities	25,600	4,471,552
UDR	148,200	6,823,128
		44,688,500
REIT Office — 5.76%
Alexandria Real Estate Equities	67,594	9,803,158
Boston Properties	20,900	1,859,682
Highwoods Properties	56,700	1,938,573
Kilroy Realty	56,962	2,980,821
		16,582,234
	Number of shares	Value (US $)
Common Stocks (continued)
REIT Self-Storage — 8.39%
CubeSmart	17,100	$ 730,512
Extra Space Storage	32,100	5,460,852
Life Storage	45,900	5,125,194
Public Storage	41,098	12,850,112
		24,166,670
REIT Shopping Center — 6.47%
Brixmor Property Group	231,000	4,668,510
Kimco Realty	262,800	5,195,556
Kite Realty Group Trust	211,600	3,658,564
Regency Centers	86,200	5,112,522
		18,635,152
REIT Single Family — 5.43%
American Homes 4 Rent Class A	191,400	6,783,216
Invitation Homes	249,300	8,870,094
		15,653,310
REIT Single Tenant — 10.73%
Agree Realty	73,200	5,279,916
Essential Properties Realty Trust	99,700	2,142,553
National Retail Properties	101,800	4,377,400
Realty Income	90,331	6,165,994
Spirit Realty Capital	111,550	4,214,359
VICI Properties	292,574	8,715,780
		30,896,002
Total Common Stocks (cost $188,680,833)		284,732,974

Short-Term Investments — 1.00%
Money Market Mutual Fund — 1.00%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.43%)	2,878,641	2,878,641
Total Short-Term Investments (cost $2,878,641)		2,878,641

Total Value of Securities—99.86% (cost $191,559,474)		287,611,615
Receivables and Other Assets Net of Liabilities—0.14%		398,446
Net Assets Applicable to 12,475,111 Shares Outstanding—100.00%		$288,010,061
Summary of abbreviations:
REIT – Real Estate Investment Trust
NQ-IV063 [6/22] 8/22 (2383992)    1